Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Dilutive Common Stock Equivalents (Details) - shares	9 Months Ended				12 Months Ended
	Sep. 30, 2020		Sep. 30, 2019		Dec. 31, 2019		Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common stock equivalents	5,805,100		8,093,044		8,093,044		230,693
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common stock equivalents	5,762,056	[1]	8,050,000	[2]	8,050,000	[3]		[4]
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common stock equivalents	39,044		39,044		39,044		79,044
Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common stock equivalents	4,000		4,000		4,000		4,000

[1]	5,762,056 shares of our common stock issuable upon conversion of $1,152,411 of Convertible Notes Payable at a conversion rate of $0.20 per share, as of September 30, 2020, not accounting for 9.99% beneficial ownership limitations.
[2]	8,050,000 shares of our common stock issuable upon conversion of $805,000 of Convertible Notes Payable at a conversion rate of $0.10 per share, as of September 30, 2019, not accounting for 4.99% beneficial ownership limitations.
[3]	8,050,000 shares of our common stock issuable upon conversion of $805,000 of Convertible Notes Payable as of December 31, 2019, not accounting for 4.99% beneficial ownership limitations.
[4]	8,050,000 shares of our common stock issuable upon conversion of $805,000 of Convertible Notes Payable as of September 30, 2019, not accounting for 4.99% beneficial ownership limitations.